Credit from Banks and Others (Composition) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Short-term debt
Short-term debt from financial institutions	$ 276	$ 283
Current maturities of:
Debentures	4	441
Long-term loans from financial institutions	26	62
Lease Liability	78	72
Total current maturities of short-term debt	108	575
Total Short-Term debt	384	858
Long- term debt and debentures
Long term lease liability	264	276
Loans from financial institutions	801	734
Total long- term debt and debentures	1,065	1,010
Marketable debentures	906	1,203
Non-marketable debentures	46	191
Total Marketable And Non Marketable Debentures	952	1,394
Total Long Term Debt And Marketable Debentures	2,017	2,404
Less – current maturities of:
Debentures	4	441
Long-term loans from financial institutions	26	62
Lease liability	78	72
Total current maturities of short-term debt	108	575
Long-term debt, debentures and others	$ 1,909	$ 1,829